Loans and Notes Payable (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of loans and notes payable

	June 30,	December 31,
	2022	2021
Various promissory notes and convertible notes	$50,960	$50,960
Novus Capital Group LLC Note (a)	283,612	378,854
Triple T Notes	329,613	353,330
National Buick GMC	16,977	19,440
Various Convertible Bridge Notes (b)	–	1,075,813
Blue Ridge Bank	410,200	410,200
Small Business Administration	324,267	318,175
JP Morgan Chase Bank	90,645	90,645
Various Promissory Notes (c)	2,308,232	3,416,379
Total Notes Payable	$3,814,506	$6,113,796

Loans and notes payable, current	$962,405	$1,511,447
Loans and notes payable, current attributed to variable interest entity	2,308,232	3,416,379
Loans and notes payable, long term	$543,869	$1,185,970

Schedule of maturities of loans and notes payable

2022	$2,787,944
2023	518,114
2024	72,278
2025	68,878
2026	111,979
Thereafter	255,313
Total	$3,814,506

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(a)	On September 5, 2017, the Company acquired patents in the amount of $4,931,380 in which the Company also agreed to assume the encumbering debt on asset in the amount of $334,775 due in December 2019 with no interest accruing until 2020 and a deferred tax liability of $1,043,398. As of April 1 2022, the lender agreed to extend the maturity of the note to April 1, 2023 with an initial payment of $52,448 and approximate monthly payment of $29,432 thereafter until the note is fully paid.
(b)	In 2021 and 2020 the Company entered into various convertible promissory notes as follows: